Paradigm Micro-Cap Fund
	Schedule of Investments
	March 31, 2026 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Computer Communications Equipment
188,300	A10 Networks, Inc.	$ 4,353,496
400,000	Extreme Networks, Inc. *	6,032,000
		10,385,496	7.74%

Dental Equipment & Supplies
240,000	DENTSLPY Sirona, Inc.	2,784,000	2.08%

Electric Housewares & Fans
200,000	Helen of Troy Limited (Bermuda) *	2,884,000	2.15%

Footwear, (No Rubber)
100,000	Caleres, Inc.	1,054,000	0.79%

Household Audio & Video Equipment
149,200	Arlo Technologies, Inc. *	2,123,116	1.58%

In Vitro & In Vivo Diagnostic Substances
240,000	QuidelOrtho Corporation *	3,943,200	2.94%

Industrial Organic Chemicals
5,950	Sensient Technologies Corporation	514,318	0.38%

Measuring & Controlling Devices, NEC
40,000	Onto Innovation Inc. *	8,202,800	6.11%

Motor Vehicle Parts & Accessories
80,000	Modine Manufacturing Company *	17,336,800	12.92%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
200,000	Enovis Corporation *	4,550,000	3.39%

Plastics Products, NEC
30,000	Entegris, Inc.	3,517,200	2.62%

Retail - Catalog & Mail-Order Houses
43,533	Insight Enterprises, Inc. *	2,917,146	2.17%

Retail - Family Clothing Stores
13,300	American Eagle Outfitters, Inc.	222,110	0.17%

Retail - Retail Stores, NEC
200,000	Bath & Body Works, Inc.	3,734,000	2.78%

Semiconductors & Related Devices
33,700	Kulicke & Soffa Industries Inc. (Singapore)	2,214,764
300,000	Penguin Solutions, Inc. *	5,280,000
		7,494,764	5.59%

Services - Computer Integrated Systems Design
163,037	Ribbon Communications Inc. *	345,638	0.26%

Services - Computer Programming Services
52,062	TruBridge, Inc. *	762,188	0.57%

Services - Health Services
180,000	The Pennant Group, Inc. *	5,486,400	4.09%

Services - Help Supply Services
55,000	Cross Country Healthcare, Inc. *	517,000
300,000	TTEC Holdings, Inc. *	750,000
		1,267,000	0.94%

Services - Home Health Care Services
19,700	Addus HomeCare Corporation *	1,844,905	1.38%

Services - Prepackaged Software
451,084	Cerence Inc. *	2,846,340
10,900	Progress Software Corporation *	279,585
		3,125,925	2.33%

Services - Skilled Nursing Care Facilities
40,000	The Ensign Group, Inc.	8,060,000	6.01%

Special Industry Machinery (No Metalworking Machinery)
11,600	Kadant Inc.	3,391,260	2.53%

Special Industry Machinery, NEC
9,800	Azenta, Inc. *	207,074
200,000	Veeco Instruments Inc. *	6,772,000
		6,979,074	5.20%

Surgical & Medical Instruments & Apparatus
240,000	AngioDynamics, Inc. *	2,728,800
60,900	AtriCure, Inc. *	1,737,477
500,000	Integra Lifesciences Holdings Corporation *	4,710,000
300,000	MiMedx Group, Inc. *	1,185,000
400,000	Orthofix Medical Inc. *	4,588,000
120,000	SI-BONE, Inc. *	1,515,600
		16,464,877	12.27%

Telephone & Telegraph Apparatus
300,000	ADTRAN Holdings, Inc. *	3,774,000	2.81%

Women's, Misses', and Juniors Outerwear
147,000	J.Jill, Inc.	1,684,620	1.26%

Wood Household Furniture, (No Upholstered)
240,091	MasterBrand, Inc. *	1,995,156	1.49%

Total for Common Stocks (Cost $87,219,750)		126,843,993	94.55%

CONTINGENT VALUE RIGHTS
300,000	Pacira BioSciences Inc. Contingent Value Rights * +	102,000	0.08%
Total for Contingent Value Rights (Cost $186,000)

MONEY MARKET FUNDS
7,313,537	Goldman Sachs Financial Square Government Fund	7,313,537	5.45%
	Institutional Class - 3.53% **
Total for Money Market Funds (Cost $7,313,537)

Total Investment Securities		134,259,530	100.08%
	(Cost $94,719,287)

Liabilities in Excess of Other Assets		(107,189)	-0.08%

Net Assets		$134,152,342	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at March 31, 2026.
+ Level 3